9. Related Party Transactions: Schedule of Related Party Transactions (Details) - USD ($)	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
CFO
Related Party Compensation Expense	$ 87,000	$ 53,000	$ 42,000
Directors
Related Party Compensation Expense	$ 326,000	$ 261,000	$ 240,000